Commitments and Contingencies (Details Narrative) (10Q) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Warrant term			5 years
Warrants to purchase common stock	341,335		341,335			6,250
Exercise price per share	$ 4.00		$ 4.00			$ 4.00
Fair value of warrant			$ 553,295
Debt conversion, converted instrument, shares issued						6,250
Loss on settlement of notes payable, net	$ 1,402	$ (4,813)	(59,938)	$ (16,660)	$ (58,787)	$ (35,677)
Rent expense	31,000	$ 33,000	63,000	$ 66,000	124,038	$ 141,131
Employment Agreement [Member]
Bonus payments					191,000
Employment Agreement [Member] | 2016 Bonus Milestones Achieved [Member]
Bonus payments			255,250		$ 100,000
Employment Agreement [Member] | 2017 Bonus Milestones Achieved [Member]
Bonus payments			199,870
Employment Agreement [Member] | Maximum [Member] | December 31, 2017 [Member]
Cash bonuses	402,500		402,500
Employment Agreement [Member] | Maximum [Member] | December 31, 2016 [Member]
Cash bonuses	$ 322,000		$ 322,000
February 2011 Agreement[Member]
Agreement expiration date			Dec. 31, 2017
Consulting Agreement [Member]
Warrant term			5 years
Warrants to purchase common stock	25,000		25,000
Exercise price per share	$ 4.00		$ 4.00
Fair value of warrant			$ 40,763
Exchange Agreement[Member]
Warrant term			5 years
Warrants to purchase common stock	10,000		10,000
Exercise price per share	$ 4.00		$ 4.00
Consulting expense			$ 30,000
Debt conversion, converted instrument, shares issued			10,000
Common stock and warrants aggregate grant date value			$ 36,300
Loss on settlement of notes payable, net			$ 6,300